Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Measurement of fair values of the employee share options (Details)	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | €			€ 1
Spark Networks SE | 2017 Virtual stock option plan following merger
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price				$ 10.21
Exercise price	€ 14.47		€ 10.62	$ 10.62
Option life	85 months	85 months	48 months 16 days	48 months 16 days
Volatility			55.00%	55.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free rate			1.98%	1.98%
Fair value per Option			€ 3.27	$ 3.87
Bottom of range [member] | Spark Networks SE | 2017 Virtual stock option plan following merger
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price		$ 9.47
Exercise price | $		$ 9.38
Volatility	36.40%	36.40%
Risk-free rate	2.67%	2.67%
Fair value per Option	€ 4.25	$ 4.82
Top of range [member] | Spark Networks SE | 2017 Virtual stock option plan following merger
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price		$ 14.63
Exercise price | $		$ 14.63
Volatility	38.20%	38.20%
Risk-free rate	2.84%	2.84%
Fair value per Option	€ 5.99	$ 7.38